TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES
TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 22 — TRADE AND OTHER PAYABLES AND ACCRUED EXPENSES

	2018	2017
As at 31 December	US$’000	US$’000
Oil and natural gas property and operating related	64,530	40,001
Administrative expenses, including salaries and wages	4,877	4,494
Accrued interest payable	458	3,057
Current finance lease liabilities	94	—
Commodity derivative contract payables	60	550
Total trade and other payables and accrued expenses	70,019	48,102